Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Schedule of changes in warrant liability

Warrants ($)
Balance as of January 1, 2022	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569
Additional warrants issued	—
Change in fair value	(5,615)
Balance as of June 30, 2023	$255,954

Warrants ($)
Balance as of January 1, 2021	$287,750
Additional warrants issued	—
Change in fair value	86,944
Balance as of December 31, 2021	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569

Schedule of assumptions used to calculate the fair value of warrants liabilities

The following assumptions were used to calculate the fair value of warrants liabilities during the year ended December 31, 2022:

Fair Value of Warrants	$1.80 – 13.10
Exercise price	$1.00 – 1.05
Risk free interest rate	2.09 - 4.05%
Expected dividend yield	—%
Expected volatility	53.22 - 104.50%
Expected term	1-3	years

Schedule of warrant issuance date

		As of June 30,	As of December 31,
Warrant Issuance Date	Strike Price	2023	2022
November 9, 2016	$3.12	80,128	80,128
January 23, 2020	$8.00	186,442	186,442
January 23, 2020	$8.00	524,599	524,599
August – December 2021	$20.00	—	268,743
January – February 2022	$20.00	—	15,171
September 14, 2022	$2.30	390,000	390,000
April 18, 2023	$3.30	1,573,330	—
June 5, 2023	$2.30	1,279,700	—
Total warrants outstanding		4,034,199	1,465,083

	As of December 31,
Warrant Issuance Date	Strike Price	2022	2021
September 30, 2016	$0.8320	—	80,128
November 9, 2016	$3.1200	80,128	80,128
January 23, 2020	$8.0000	186,442	186,442
January 23, 2020	$8.0000	524,599	932,111
August – December 2021	$20.0000	268,743	271,593
January – February 2022	$20.0000	15,171	—
September 14, 2022	$8.8500	390,000	—
Total warrants outstanding		1,465,083	1,550,402